Legal and administrative proceedings (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,970
Payments	(874)
Translation adjustment	246
Balance at the ending	1,911
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	201
Additions and reversals, net	57
Payments	(33)
Indexation and interest	48
Transfer to held for sale and payables taxes	(79)
Translation adjustment	23
Balance at the ending	217
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	290
Additions and reversals, net	(21)
Payments	(178)
Indexation and interest	31
Transfer to held for sale and payables taxes	(5)
Translation adjustment	33
Balance at the ending	150
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	482
Additions and reversals, net	171
Payments	(102)
Indexation and interest	43
Translation adjustment	63
Balance at the ending	657
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	40
Additions and reversals, net	31
Payments	(30)
Indexation and interest	1
Transfer to held for sale and payables taxes	(27)
Translation adjustment	4
Balance at the ending	19
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,013
Additions and reversals, net	238
Payments	(343)
Indexation and interest	123
Transfer to held for sale and payables taxes	(111)
Translation adjustment	123
Balance at the ending	$ 1,043